Equity (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of share capital
At beginning of the period	€ 236,594	€ 228,928
At end of the period	248,492	236,594	€ 228,928
Share capital
Classes of share capital
At beginning of the period	4,487	4,487	4,489
Capital increase through exercise of warrants			(2)
Equity-settled share-based payment expense	0
At end of the period	4,487	4,487	4,487
Share premium
Classes of share capital
At beginning of the period	233,942	233,895	233,872
Capital increase through exercise of warrants		47	22
Equity-settled share-based payment expense	(47)	47
At end of the period	€ 233,895	€ 233,942	€ 233,895
Total number of ordinary shares
Classes of share capital
Outstanding at January 1, (Shares)	59,067,186	59,067,186	59,063,521
Capital Increase Through Exercise Of Warrants (Shares)			3,665
Equity settled share-based payment transactions (Shares)	0
Outstanding at December 31, (Shares)	59,067,186	59,067,186	59,067,186
Total number of ordinary shares | Share capital
Classes of share capital
At beginning of the period	€ 4,487	€ 4,487
At end of the period	€ 4,487	€ 4,487	€ 4,487